Interest expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Capitalized interest	$ 63	$ 49
Total interest expense	$ (1,082)	$ (1,110)
Capitalisation rate of borrowing costs eligible for capitalisation	3.83%	3.95%
Long-term Debt
Disclosure of detailed information about borrowings [line items]
Interest expense	$ (1,088)	$ (1,072)
Other
Disclosure of detailed information about borrowings [line items]
Interest expense	(57)	(87)
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total interest expense	$ (177)	$ (199)